Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Class A Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Dec. 31, 2013	$ 267	$ 0	$ 54,733	$ (455,601)	$ (400,601)
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2013	266,954	0
Net loss	$ 0	$ 0	0	(66,778)	(66,778)
Stockholders' Equity, end of period, Value at Dec. 31, 2014	$ 267	$ 0	54,733	(522,379)	(467,379)
Stockholders' Equity, end of period, Shares at Dec. 31, 2014	266,954	0
Capital contributions	$ 0	$ 0	5,163	0	5,163
Stock and warrants issued for cash, Value	$ 1,450	$ 1,000	24,497,550	0	24,500,000
Stock and warrants issued for cash, Shares	1,450,000	1,000,000
Stock issued for cash, Value	$ 1,450		24,497,550		24,500,000
Stock issued for cash, Shares	1,450,000
Note conversions, Value	$ 0	$ 56	505,098	0	505,154
Note conversions, Shares		55,560
Net loss	0	$ 0	0	(1,047,423)	(1,047,423)
Stockholders' Equity, end of period, Value at Dec. 31, 2015	$ 1,717	$ 1,056	25,062,544	(1,569,802)	23,495,515
Stockholders' Equity, end of period, Shares at Dec. 31, 2015	1,716,954	1,055,560
Stock issued for cash, Value	$ 4,115	$ 0	41,757,204	0	41,761,319
Stock issued for cash, Shares	4,114,415	0
Note conversions, Value	$ 10	$ 0	106,018	0	106,028
Note conversions, Shares	10,446	0
Net loss	$ 0	$ 0	0	(2,270,828)	(2,270,828)
Stockholders' Equity, end of period, Value at Sep. 30, 2016	$ 5,842	$ 1,056	$ 66,925,766	$ (3,840,630)	$ 63,092,034
Stockholders' Equity, end of period, Shares at Sep. 30, 2016	5,841,815	1,055,560